SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares
Significant Accounting Policies [Line Items]
Outstanding options and RSU's excluded from the calculation of the diluted net loss per share | shares	11,129,206	12,677,210	12,871,476
Advertising expense	$ 282,804	$ 187,318	$ 165,319
Severance pay expenses	$ 15,737	$ 12,042	9,489
Severance pay rate	8.33%
Weighted average interest rates of short-term deposits	1.21%	2.86%
Restricted deposits, weighted average interest rate	0.038%	0.05%
Number of reporting units	1
Useful life of intangible assets	13 years
Foreign currency derivative fair value, net	$ 6,841	$ 888
Maximium plan contribution, percent of annual salary	100.00%
Maximum annual contribution to plan, per employee	$ 19
Employer matching contribution, percent of employee's contribution	4.00%
Defined contribution plan expenses	$ 1,117	727	587
Income (expenses) related to hedging activity	(5,529)	963	1,435
Accumulated income (loss) on derivatives	5,133	1,881	(1,381)
Grants	957	852	1,172
Capitalization of software development costs	$ 575	778	392
Remaining lease term	10 years
Financial income in amount	$ 67,084
Total estimated fair value of convertible senior notes	1,431,058
Appreciation of valuation related to holdings in a privately held company	66,709
Decrease to accumulated deficit from early adoption of ASU 2020-06 using the modified retrospective approach	53,528
Decrease to additional paid-in capital from early adoption of ASU 2020-06 using the modified retrospective approach	215,713
Increase to Convertible Senior Notes	162,185,000
Certain Employees Over 50 Years Of Age [Member]
Significant Accounting Policies [Line Items]
Maximum annual contribution to plan, per employee	25
Not Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Foreign currency derivative fair value, net	$ (1,719)	(119)
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	111,372
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Derivative notional amount	45,000
Income (expenses) related to hedging activity	$ 1,582	147	$ (1,687)
Accumulated income (loss) on derivatives	6,841
R&D projects [Member]
Significant Accounting Policies [Line Items]
Grants	136	$ 758
2023 Note [Member]
Significant Accounting Policies [Line Items]
Total estimated fair value of convertible senior notes	844,351
2025 Note [Member]
Significant Accounting Policies [Line Items]
Total estimated fair value of convertible senior notes	$ 586,707